Income tax expense - Net deferred tax (assets)/liability (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Deferred tax assets and liabilities [abstract]
Deferred tax assets	₨ (73,958)	$ (1,011)	₨ (82,669)	₨ (52,830)
Deferred tax liabilities	21,894	299	29,675	44,154
Net deferred tax (asset)/ liability	₨ (52,064)	$ (712)	₨ (52,994)	₨ (8,676)	₨ (14,932)